Temporary equity	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Temporary equity

NOTE 8. TEMPORARY EQUITY

From April 2015 through October 2017, Salarius issued Series 1 Preferred units, which contained an automatic redemption feature. The automatic redemption feature was based upon a minimum capital raise before the third anniversary of the issuance of the units. During management’s period reviews, it was determined to be probable that an insufficient number of units would be sold prior to the third anniversary of the issuance of 250 units, which were sold to a single investor. In accordance with ASC 480, Distinguishing Liabilities from Equity, the units were determined to be redeemable preferred stock for which it was probable that they would become redeemable. Per ASC 480-10-S99-3A-15(a), using the interest method, the changes in redemption value, driven by the 8% dividends accrued quarterly, over the period from the date of issuance to the earliest redemption date were accreted. As of December 31, 2018, the Series 1 Preferred units were converted into Series A Preferred units as discussed in Note 9 herein. Series A Preferred units were subsequently exchanged for common shares upon the merger with Flex Pharma.

Salarius has 0 and 2,245 authorized units of Series 1 Preferred equity as of December 31, 2018 and December 31, 2017, with 0 and 1,700 units were outstanding, respectively. There were 25 units and 950 units issued during the years ended December 31, 2018 and December 31, 2017 for $25,000 and $950,000, respectively. These units were issued under the Series 1 private offering. Series 1 preferred units have senior liquidation rights and no voting rights. Further, during the fourth quarter of 2018, 500 units were repurchased by Salarius for $500,000 and 1,225 units were converted into Series A Preferred units. During 2018, dividends payable were recorded related to the Series 1 Preferred Units related to liquidation rights triggered. At December 31, 2018, there were $35,713 dividends payable remaining.